SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
SCHEDULE OF SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
	Nine Months Ended
	September 30,
	2021	2020
	(unaudited)
Operating
Taxes accrued for repurchase of restricted shares	$-	$49
Investing
Preferred Stock Deemed Dividend	$-	$3,033
Investment in DiamiR	248	-

	For The Years Ended December 31,
	2020	2019
Net cash used in operating activities of discontinued operations	$-	$(30)

Net cash provided by investing activities of discontinued operations	$-	$-

Supplemental Disclosure of Other Cash Flow Information

(in thousands)

Cash paid for taxes	$218	$227
Cash paid for interest	$60	$170

Supplemental Disclosures of Non Cash Activities

(in thousands)

	Years Ended
	December 31,
	2020	2019
Operating
Adoption of ASC 842 - right of use asset	$-	$2,449
Adoption of ASC 842 - operating lease liability	$-	$2,536

Investing
Preferred Stock Deemed Dividend	$3,033	$-
Financing

Accrued financing costs	$31	$342
Accrued preferred dividends	$-	$429